Horizon Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 112.1%
	Exchange Traded Funds - 112.1%
240	iShares JP Morgan USD Emerging Markets Bond ETF	$20,458
821	iShares Preferred & Income Securities ETF	26,847
802	SPDR Blackstone / GSO Senior Loan ETF	33,515
154	SPDR Bloomberg 1-3 Month T-Bill ETF	14,123
220	SPDR Bloomberg Barclays Convertible Securities ETF	14,751
243	VanEck Fallen Angel High Yield Bond ETF	6,653
111	Xtrackers USD High Yield Corporate Bond ETF	3,791
	TOTAL INVESTMENT COMPANIES (Cost - $121,047)	120,138

	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,647	First American Treasury Obligations Fund, Class X, 4.48% (a)	1,647
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,647)	1,647

	TOTAL INVESTMENTS - 113.6% (Cost - $122,694)	121,785
	Liabilities in Excess of Other Assets - (13.6)%	(14,586)
	NET ASSETS - 100.0%	$107,199

Percentages are stated as a percent of net assets.
(a) Interest rate reflects seven-day yield on February 28, 2023.